EARNING PER SHARE ('EPS') (Details) - COP ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of earnings per share [Abstract]
Income from continuing operations before attribution of non-controlling interests	$ 2,786,435	$ 2,754,173	$ 2,791,450
Less: Non-controlling interests from continuing operations	127,571	139,173	89,619
Net income from continuing operations	2,658,864	2,615,000	2,701,831
Income from operations and disposals of discontinued operations, net of taxes	0	0	163,497
Less: Non-controlling interests from discontinuing operations	0	0	0
Net income attributable to the controlling interest	2,658,864	2,615,000	2,865,328
Less: Preferred dividends declared	402,451	370,983	342,825
Less: Allocation of undistributed earnings to preferred stockholders	816,277	827,126	972,955
Continuing operations	816,277	827,126	896,100
Discontinued operations	0	0	76,855
Net income allocated to common shareholders for basic and diluted EPS	$ 1,440,136	$ 1,416,891	$ 1,549,548
Weighted average number of common shares outstanding used in basic EPS calculation (in millions)	510	510	510
Basic and Diluted earnings per share to common shareholders	$ 2,825	$ 2,780	$ 3,040
From continuing operations	2,825	2,780	2,870
From discontinuing operations	$ 0	$ 0	$ 170